Related Party Transactions and Party-In-Interest Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pfizer Savings Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Payable to Plan Sponsor	$ 302	$ 4,072